SHORT TERM DEBT (Details1) (USD $)	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 03, 2011
Line Of Credit Facility [Line Items]
Bank loans, overdrafts and financial institution loans	$ 45,000,000	$ 2,591,000,000
Syndicated Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Agreement Date		June
Line Of Credit Termination Terms	five-year		three-year
Line Of Credit Facility Maximum Borrowing Capacity	3,000,000,000	2,500,000,000	1,500,000,000
Bilateral Revolving Lines Of Credit [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Agreement Date	2009 and early 2010 2011
Line Of Credit Facility Maximum Borrowing Capacity	$ 2,500,000,000	$ 1,100,000,000